Summary of Significant Accounting Policies - Schedule of Following Table Identifies the Disaggregation (Details) - Continuing Operations [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Following Table Identifies the Disaggregation [Line Items]
Operational management and delivery services	$ 54,371
Sales of smart electric vehicles	700	572
Total	$ 55,071	$ 572